Note 9 - Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of share options granted [text block]
December 31, 2023

Number of options granted	1,805,100
Number of options exercised	297,819
Weighted average fair value at grant date (EUR)	19.26
Expense for the period (kEUR)	52
Increase in equity (kEUR)	52
December 31, 2022

Number of options granted	1,805,100
Number of options exercised	242,123
Weighted average fair value at grant date (EUR)	19.26
Expense for the period (kEUR)	652
Increase in equity (kEUR)	652

Disclosure of number and weighted average exercise prices of share options [text block]
	2023	2022
As of January 1	1,562,977	1,805,100
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	(55,696)	(242,123)
As of December 31	1,507,281	1,562,977
Weighted average remaining contractual life (in years)	1.9	2.9

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Input factor

Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%
December 31, 2023

Number of options	536,209
Weighted average fair value at reporting date (EUR)	0.00
(Income) for the period (kEUR)	(308)
(Decrease) in equity (kEUR)	(308)
December 31, 2022

Number of options	583,993
Weighted average fair value at reporting date (EUR)	0.86
Expense for the period (kEUR)	308
Increase in equity (kEUR)	308

Disclosure of employee stock option program entitlement status explanatory
	Dec. 31, 2023	Dec. 31, 2022

Number of entitlements for 2021 tranche	15	156
Number of entitlements for 2022 tranche	31	363
Number of entitlements for 2023 tranche	36	-
	82	519

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
December 31, 2023

Number of options	27,148
Weighted average fair value at measurement date (EUR)	13.34
(Income) for the period (kEUR)	(222)
(Decrease) in equity (kEUR)	(222)
December 31, 2022

Number of options	63,869
Weighted average fair value at measurement date (EUR)	13.34
Expense for the period (kEUR)	390
Increase in equity (kEUR)	390
December 31, 2023

Number of options	26,117
Weighted average fair value at measurement date (EUR)	0.05
(Income) for the period (kEUR)	(95)
(Decrease) in equity (kEUR)	(95)
December 31, 2022

Number of options	104,468
Weighted average fair value at measurement date (EUR)	0.92
Expense for the period (kEUR)	96
Increase in equity (kEUR)	96

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2023	2022
As of January 1	63,869	86,411
Granted during the period	-	-
Forfeited during the period	(36,631)	(22,542)
Exercised during the period	-	-
As of December 31	27,238	63,869
The weighted average remaining contractual life (in years)	7.9	8.9

Earnings per share [text block]
	2023	2022	2021
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(0.50)	(2.21)	(1.07)
	(0.50)	(2.21)	(1.07)

Disclosure of related party [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Short-term employee benefits	292	921	1,317
Share-based payments	(274)	1,138	1,898
Total compensation	18	2,059	3,215

Description of other related party transactions [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Expenses for marketing activities	-	107	-
Expenses for employee events	-	1	-
Total expenses	-	108	-

Disclosure of transactions between related parties [text block]
	2023	2022	2021
	kEUR	kEUR	kEUR

Affiliate company balance (see note 7.10.3)	14,798	-	-
Loans from key management personnel (subordinated crowdfunding loan II)	-	2	2
Advance payments received from key management personnel*	-	49	47
Total	17,798	51	49

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Jan. 1, 2023	Cash flows	Non-cash changes			Dec. 31, 2023
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	32,241	-	6,828	-	(15,908)	23,161
Lease liabilities	2,633	(175)	-	-	(1,328)	1,130
Total	34,874	(175)	6,828	-	(17,236)	24,291
	Jan. 1, 2022	Cash flows	Non-cash changes			Dec. 31, 2022
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	3,749	28,425	931	-	(864)	32,241
Lease liabilities	3,076	(429)	-	-	(14)	2,633
Total	6,825	27,996	931	-	(878)	34,874
	Jan. 1, 2021	Cash flows	Non-cash changes			Dec. 31, 2021
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	12,765	(2,187)	30	-	(6,859)	3,749
Lease liabilities	1,958	(378)	-	1,496	-	3,076
Total	14,723	(2,565)	30	1,496	(6,859)	6,825